Stock-Based Compensation - Other (Details) - Legacy Orchestra - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
2018 Plan
Stock-Based Compensation
Number of shares authorized	5,200,000	5,200,000
2018 Plan | Maximum
Stock-Based Compensation
Expiration period (in years)	10 years	10 years
Vesting period (in years)	3 years	3 years
2023 Plan
Stock-Based Compensation
Number of shares authorized	3,561,678
Percentage of shares outstanding	4.80%
Shares available for future issuance	3,036,722